Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
FDIC insured amount	$ 250,000	$ 250,000
Land and Building
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years	40 years